Business Acquisition - Summary of Unaudited Pro Forma Result of Operations (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Sep. 30, 2018 USD ($) $ / shares
Business Acquisition [Line Items]
Pro forma net revenues | $	$ 27,568
Pro forma net loss attributable to the Company | $	$ 14
Pro forma net income per ordinary share-basic | $ / shares	$ 0.09
Pro forma net income per ordinary share-diluted | $ / shares	$ 0.09
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Business Acquisition [Line Items]
Pro forma net revenues | $	$ 2,581
Pro forma net loss attributable to the Company | $	$ (561)
Pro forma net income per ordinary share-basic | $ / shares	$ 0.09
Pro forma net income per ordinary share-diluted | $ / shares	$ 0.09